Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Stock-based Compensation

10. Stock-Based Compensation

A summary of stock option activity is as follows (in thousands, except for per share amounts):

	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	218	4.22
Exercised	(218)	1.23
Cancelled	(10)	2.97

Options outstanding at September 30, 2012	3,940	$3.11	8.32	$12,226

Options exercisable at September 30, 2012	1,104	$1.61	6.14	$5,076

Options vested or expected to vest at September 30, 2012	3,732	$3.07	8.27	$11,719

The total grant-date fair value of stock options that vested during the three and nine months ended September 30, 2012 was approximately $0.1 million and $0.4 million, respectively. The aggregate intrinsic value of options that vested during the three and nine months ended September 30, 2012 was approximately $0.3 million and $0.9 million, respectively.

As of September 30, 2012, there was approximately $5.0 million of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 3.1 years.

14. Stock-based compensation

The company recognizes compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award, which is typically the vesting period, based on their fair values as of the date of grant.

The Company has the following stock-based compensation plans as of December 31, 2011 under which equity awards have been granted to employees, directors and consultants:

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2003 Long-Term Incentive Plan; and

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2011 Equity Incentive Plan.

The 2011 Equity Incentive Plan replaced the 2003 Long-Term Incentive Plan when the board of directors approved the new plan on November 7, 2011. As of December 31, 2011, an aggregate of approximately 4,671,000 shares have been authorized for issuance under the Company's stock-based compensation plans, with approximately 3,950,000 options outstanding. The number of common shares available for granting of future awards to employees and directors under these plans was 250,000 at December 31, 2011.

2003 Long-Term Incentive Plan

The Company's 2003 Long-Term Incentive Plan (the "Incentive Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company authorized approximately 2,016,000 shares of common stock for issuance under the Incentive Plan.

2011 Equity Incentive Plan

The Company's 2011 Equity Incentive Plan (the "Equity Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company has authorized approximately 2,655,000 shares of common stock for issuance under the Equity Plan. In addition, the shares remaining available for issuance under the Incentive Plan were assumed as shares authorized under the Equity Plan.

A summary of stock option activity for the year ended December 31, 2011 is as follows:

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708

The weighted-average grant-date fair value of options granted during 2011, 2010 and 2009 was $2.07, $0.60 and $0.75, respectively. The total grant-date fair value of stock options that vested during 2011 was approximately $384. The aggregate intrinsic value of options exercised (i.e., the difference between the market price at exercise and the price paid by employees to exercise the option) during 2011 was approximately $229.

During the years ended 2011, 2010 and 2009, the Company's board of directors granted approximately 317,000, 258,000 and 2,000 stock options, respectively, to Board members of the Company. The Company records stock-based compensation expense for such options using the straight-line method over the requisite service period of the award, which is typically the vesting period, based on their fair values as of the date of grant. During the years ended December 31, 2011, 2010 and 2009, the Company recorded approximately $131, $34 and $25 of stock-based compensation expense related to non-employee awards, respectively.

Valuation and expense information

The following table summarizes stock-based compensation expense by financial statement line:

	Years ended
	December 31, 2011	December 31, 2010	December 31, 2009

Research and development	$118	$37	$143
General and administrative	186	97	(19)

Share-based compensation expense included in operating expenses	$304	$134	$125

As of December 31, 2011, there was approximately $5,060 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 4.0 years.

The Company used the Black-Scholes option valuation model to estimate the grant date fair value of its employee stock options. The weighted-average assumptions used in the Black-Scholes option valuation model and the resulting weighted-average estimated grant date fair values of our employee stock options were as follows for the years ended December 31, 2011, 2010, and 2009:

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, we calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by our stock price is expected to fluctuate during the term of the options granted. We determine the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the options expected term. We have never declared or paid any cash dividends on our common stock and we do not expect to do so in the foreseeable future. Accordingly, we use an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant.

The Company has historically granted stock options at exercise prices not less than the fair value of its common stock as determined by its board of directors, with input from management. The Company's board of directors has historically determined, with input from management, the estimated fair value of the Company's common stock on the date of grant based on a number of objective and subjective factors, including:

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the prices at which the Company sold shares of convertible preferred stock;

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the superior rights and preferences of securities senior to the Company's common stock at the time of each grant;

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the likelihood of achieving a liquidity event such as a public offering or sale of the Company;

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the Company's historical operating and financial performance and the status of its research and product development efforts; and

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achievement of enterprise milestones, including entering into collaboration and license agreements.

The Company's board of directors also considered valuations provided by management in determining the fair value of its common stock. Such valuations were prepared as of December 3, 2008, December 2, 2009, October 1, 2010, June 30, 2011, September 30, 2011 and November 28, 2011 and valued common stock at $1.05, $1.20, $1.35, $2.96, $3.22 and $3.89 per share, respectively. The valuations have been used to estimate the fair value of common stock as of each option grant date listed and in calculating stock-based compensation expense. The Company's board of directors has consistently used the most recent valuation provided by management for determining the fair value of common stock unless a specific event occurs that necessitates an interim valuation.

The valuations were based on the guidance from the Valuation of Privately-Held-Company Equity Securities Issued as Compensation that was developed by staff of the American Institute of Certified Public Accountants and a task force comprising representatives from the appraisal, preparer, public accounting, venture capital, and academic communities. The option-pricing method was selected to value Radius' common stock-based on the Company's stage of development and the degree of uncertainty surrounding the future success of clinical trials for the Company's product candidates. For the valuations prepared as of December 3, 2008, December 2, 2009 and October 1, 2010, the option-pricing method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred stock. Under this method, the common stock has value only if the funds available for distribution to stockholders exceed the value of the liquidation preference at the time of a liquidity event (for example, merger of sale), assuming the enterprise has funds available to make a liquidation preference meaningful and collectible by the shareholders.

In the model, the exercise price is based on a comparison with the enterprise value rather than, as in the case of a "regular" call option, a comparison with a per-share stock price. Thus, common stock is considered to be a call option with a claim on the enterprise at an exercise price equal to the remaining value immediately after the preferred stock is liquidated. The Company used the Black-Scholes model to price the call option. Under the option-pricing method, the Company had to consider the various terms of the stockholder agreements—including the level of seniority among the securities, dividend policy, conversion ratios, and cash allocations—upon liquidation of the enterprise.

For the valuations prepared as of June 30, 2011, September 30, 2011 and November 28, 2011, the Company utilized the probability-weighted expected return method, or PWERM, as outlined in the AICPA Technical Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or Practice Aid, which considers the value of preferred and common stock based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company utilized the fair value of common stock derived from the September 30, 2011 valuation for purposes of the November 7, 2011 option grants and the fair value of common stock derived from the November 28, 2011 valuation for purposes of the December 15, 2011 option grants. The Company concluded, for purposes of the November 7, 2011 grants, that there were no significant changes to the assumptions used in the PWERM model between September 30, 2011 and November 7, 2011 that would impact the fair value of common stock. The Company concluded, for purposes of the December 15, 2011 grants, that there were no significant changes to the assumptions used in the PWERM model between November 28, 2011 and December 15, 2011 that would impact the fair value of common stock. The Company also used this methodology to estimate the fair value of preferred stock, which was used in the preferred stock extinguishment (Note 4), and to determine the fair value of shares of series A-6 convertible preferred stock due to Nordic (Note 16).